Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Aug. 31, 2014	Aug. 31, 2013	Aug. 31, 2012
Operating from continuing and discontinued operations:
Net Income	$ 13,378	$ 15,286	$ 56,992	$ 27,328	$ 52,049
Adjustments to reconcile net income to net cash provided from (used in) operating activities:
Depreciation	8,963	7,865	33,697	29,982	29,176
Amortization	4,066	3,244	14,207	11,469	9,608
Deferred tax provision (benefit)	633	(693)	(3,007)	(1,194)	(10,867)
Pension, postretirement benefits and other compensation	2,452	2,550	10,802	6,282	6,410
Asset impairment			104	5,873	3,392
Curtailment and settlement (gains) losses			214	333	(310)
Gain on sale of assets from discontinued operations	0	(3,028)	(3,365)	0	0
Changes in assets and liabilities, net of acquisitions:
Accounts receivable	(4,731)	(12,681)	(5,875)	1,790	16,788
Inventories	(16,341)	(25,936)	7,099	(6,376)	(6,222)
Accounts payable	8,200	24,826	(3,497)	8,924	9,584
Income taxes	463	765	(1,372)	(320)	(4,832)
Accrued payroll and other accrued liabilities	2,846	1,239	5,189	5,415	(11,563)
Other assets and long-term liabilities	(9,670)	(3,618)	1,954	(5,793)	6,284
Net cash provided from (used in) operating activities	10,259	9,819	113,142	83,713	99,497
Investing from continuing and discontinued operations:
Expenditures for property, plant and equipment	(10,324)	(9,601)	(35,089)	(26,568)	(34,003)
Proceeds from the sale of assets	904	3,087	6,004	13,886	1,581
Business acquisitions, net of cash	(6,698)	(51,322)	(206,625)	(36,805)	(64,918)
Net cash provided from (used in) investing activities	(16,118)	(57,836)	(235,710)	(49,487)	(97,340)
Financing from continuing and discontinued operations:
Cash dividends paid	(5,962)	(5,915)	(23,665)	(22,934)	(20,938)
Increase (decrease) in short-term debt	870	3,294	13,774	3,324	(6,339)
Borrowings on long-term debt	27,500	457,000	795,745	264,908	188,832
Repayments on long-term debt including current portion	(10,915)	(444,649)	(653,894)	(264,613)	(159,323)
Payment of debt issuance costs	0	(1,731)	(1,782)	0	0
Noncontrolling interests' contributions (distributions)	(1,750)	0	600	0	(580)
Issuances of stock, common and treasury	71	211	487	1,561	1,347
Redemptions of common stock			(361)	(396)	(382)
Purchases of treasury stock	(3,335)	(1,116)	(1,116)	(8,091)	(26,752)
Net cash provided from (used in) financing activities	6,479	7,094	129,788	(26,241)	(24,135)
Effect of exchange rate changes on cash	(4,004)	1,672	(5,781)	2,038	(9,744)
Net increase (decrease) in cash and cash equivalents	(3,384)	(39,251)	1,439	10,023	(31,722)
Cash and cash equivalents at beginning of period	135,493	134,054	134,054	124,031	155,753
Cash and cash equivalents at end of period	132,109	94,803	135,493	134,054	124,031
Cash paid during the year for:
Interest			7,578	5,487	7,472
Income taxes			$ 21,720	$ 15,598	$ 26,964